PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Balanced Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 15.7%
780,872
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.654%,
01/25/2045 $ 592,343
0.3
201,173
(1)(2)
Chase Mortgage
Finance Corp. 2016-
SH1 M2, 3.750%,
04/25/2045 182,311
0.1
144,432
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 133,054
0.1
418,983
(1)(2)
CIM Trust 2019-J1 B2,
3.941%,
08/25/2049 380,066
0.2
101,147
(1)(2)
CIM Trust 2019-
J2 A13, 3.500%,
10/25/2049 88,825
0.0
267,971
(1)(2)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.435%,
(SOFR30A + 2.114%),
01/25/2040 270,921
0.1
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R06 1M2,
9.170%, (SOFR30A +
3.850%),
05/25/2042 531,081
0.2
800,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R07 1M2,
9.971%, (SOFR30A +
4.650%),
06/25/2042 870,811
0.4
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1M2,
8.920%, (SOFR30A +
3.600%),
07/25/2042 740,308
0.3
2,727,486
(3)
Fannie Mae Interest
Strip 367 2, 5.500%,
01/25/2036 508,245
0.2
3,375,295
(3)
Fannie Mae Interest
Strip 407 C8, 5.500%,
01/25/2039 719,942
0.3
3,836,706
(1)(3)
Fannie Mae Interest
Strip 427 C100,
2.676%,
01/25/2052 475,686
0.2
671,474
(1)(3)
Fannie Mae REMIC
Trust 2005-
66 LS, 1.195%,
(-1.000*SOFR30A +
6.516%),
07/25/2035 56,617
0.0
788,024
(1)(3)
Fannie Mae REMIC
Trust 2008-
36 YI, 1.765%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 54,920
0.0
362,112
(1)(3)
Fannie Mae REMIC
Trust 2010-
59 NS, 0.335%,
(-1.000*SOFR30A +
5.656%),
06/25/2040 21,627
0.0
1,315,779
(3)
Fannie Mae REMIC
Trust 2012-121 ID,
3.000%,
11/25/2027 46,297
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,721,435
(1)(3)
Fannie Mae REMIC
Trust 2012-
144 SC, 0.665%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 $ 266,985
0.1
1,103,491
(1)(3)
Fannie Mae REMIC
Trust 2012-151
WS, 0.765%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 57,161
0.0
6,080,388
(1)(3)
Fannie Mae REMIC
Trust 2012-
30 SA, 0.515%,
(-1.000*SOFR30A +
5.836%),
04/25/2042 477,444
0.2
2,007,665
(1)(3)
Fannie Mae REMIC
Trust 2012-
35 LS, 1.165%,
(-1.000*SOFR30A +
6.486%),
04/25/2041 76,696
0.0
3,797,760
(1)(3)
Fannie Mae REMIC
Trust 2013-
130 SB, 0.615%,
(-1.000*SOFR30A +
5.936%),
01/25/2044 313,420
0.1
1,348,609
(1)(3)
Fannie Mae REMIC
Trust 2013-
20 SK, 0.765%,
(-1.000*SOFR30A +
6.086%),
05/25/2041 25,066
0.0
2,491,652
(3)
Fannie Mae REMIC
Trust 2013-67 IL,
6.500%,
07/25/2043 388,722
0.2
1,643,832
(3)
Fannie Mae REMIC
Trust 2013-71 AI,
3.000%,
07/25/2028 65,983
0.0
5,230,814
(1)(3)
Fannie Mae REMIC
Trust 2014-
38 S, 0.665%,
(-1.000*SOFR30A +
5.986%),
07/25/2044 471,022
0.2
5,866,737
(1)(3)
Fannie Mae REMIC
Trust 2016-
29 SB, 0.615%,
(-1.000*SOFR30A +
5.936%),
05/25/2046 561,503
0.3
148,503
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 DS, 0.665%,
(-1.000*SOFR30A +
5.986%),
12/25/2048 9,144
0.0
1,324,798
(3)
Fannie Mae REMIC
Trust 2019-13 IB,
6.000%,
09/25/2039 286,398
0.1
3,499,258
(3)
Fannie Mae REMIC
Trust 2020-14 AI,
3.500%,
03/25/2050 615,405
0.3
8,672,319
(3)
Fannie Mae REMIC
Trust 2021-56 QI,
4.500%,
09/25/2051 2,215,900
1.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
182,385
(1)(2)
Flagstar Mortgage Trust
2017-1 1A7, 3.500%,
03/25/2047 $ 164,505
0.1
755,631
(1)(2)
Flagstar Mortgage Trust
2017-1 B3, 3.641%,
03/25/2047 672,779
0.3
348,597
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 317,359
0.1
814,163
(1)(2)
Flagstar Mortgage Trust
2021-2 A4, 2.500%,
04/25/2051 650,134
0.3
549,291
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.782%,
04/25/2051 442,644
0.2
359,716
(1)(3)
Freddie Mac
REMIC Trust
3318 KS, 0.977%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 22,416
0.0
4,900,424
(3)
Freddie Mac REMIC
Trust 3788 IO,
6.000%,
01/15/2041 1,077,766
0.5
436,344
(1)(3)
Freddie Mac
REMIC Trust
3879 SL, 1.167%,
(-1.000*SOFR30A +
6.486%),
01/15/2041 18,854
0.0
6,167,085
(1)(3)
Freddie Mac
REMIC Trust
4094 SP, 0.617%,
(-1.000*SOFR30A +
5.936%),
08/15/2042 532,193
0.2
1,997,206
(1)(3)
Freddie Mac
REMIC Trust
4120 CS, 0.767%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 103,816
0.1
1,800,647
(1)(3)
Freddie Mac
REMIC Trust
4120 JS, 0.767%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 89,501
0.0
428,737
(3)
Freddie Mac REMIC
Trust 4141 EI, 3.000%,
09/15/2027 5,357
0.0
3,460,717
(1)(3)
Freddie Mac
REMIC Trust 4143
MS, 1.267%,
(-1.000*SOFR30A +
6.586%),
12/15/2042 408,447
0.2
1,092,990
(3)
Freddie Mac REMIC
Trust 4153 IB, 2.500%,
01/15/2028 32,362
0.0
1,538,260
(1)(3)
Freddie Mac
REMIC Trust 4517
KI, 10.280%,
(-1.000*SOFR30A +
1.030%),
04/15/2043 10,027
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,119,871
(3)
Freddie Mac REMIC
Trust 4596 DI, 3.500%,
06/15/2046 $ 364,467
0.2
1,462,429
(1)(3)
Freddie Mac
REMIC Trust
4619 KS, 3.760%,
(-1.000*SOFR30A +
4.136%),
06/15/2039 56,801
0.0
5,664,943
(3)
Freddie Mac REMIC
Trust 4906 DI, 4.500%,
09/25/2049 1,158,699
0.5
1,125,979
(3)
Freddie Mac REMIC
Trust 5013 IP, 2.000%,
09/25/2050 135,492
0.1
2,171,770
(3)
Freddie Mac REMIC
Trust 5037 IO,
3.000%,
11/25/2050 358,022
0.2
428,953
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.570%,
(SOFR30A + 2.250%),
08/25/2033 438,983
0.2
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.670%,
(SOFR30A + 2.350%),
12/25/2041 1,007,445
0.4
200,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.720%,
(SOFR30A + 2.400%),
02/25/2042 203,907
0.1
400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M1B, 8.670%,
(SOFR30A + 3.350%),
05/25/2042 418,546
0.2
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M1B, 9.820%,
(SOFR30A + 4.500%),
06/25/2042 1,083,007
0.5
154,118
(1)(3)
Freddie Mac Strips
239 S30, 2.267%,
(-1.000*SOFR30A +
7.586%),
08/15/2036 19,094
0.0
1,935,412
(3)
Freddie Mac Strips
365 C57, 3.500%,
11/15/2048 322,643
0.1
1,824,613
(3)
Freddie Mac Strips 365
C9, 3.500%,
05/15/2049 318,423
0.1
728,237
(1)(3)
Ginnie Mae 2013-
148 DS, 0.239%,
(-1.000*TSFR1M +
5.566%),
10/16/2043 55,404
0.0
3,370,929
(3)
Ginnie Mae 2015-20
CI, 3.500%,
02/20/2030 217,234
0.1
245,708
(3)
Ginnie Mae 2015-42
IY, 5.500%,
08/20/2039 15,846
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,816,789
(1)(3)
Ginnie Mae 2019-
23 MT, 0.600%,
(-1.000*TSFR1M +
6.586%),
03/20/2042 $ 60,760
0.0
2,352,421
(3)
Ginnie Mae 2019-78
IC, 4.500%,
06/20/2049 485,866
0.2
32,407
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 30,019
0.0
168,112
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
NQM1 A2, 1.791%,
09/27/2060 155,644
0.1
786,823
(2)
Hundred Acre Wood
Trust 2021-INV1 A27,
2.500%,
07/25/2051 628,301
0.3
28,829
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
4.000%,
08/25/2049 27,030
0.0
906,072
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 730,218
0.3
375,383
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 334,256
0.2
758,627
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B2,
4.257%,
10/26/2048 729,623
0.3
1,018,759
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.709%,
09/25/2048 897,436
0.4
663,187
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.711%,
10/25/2048 585,277
0.3
861,046
(1)(2)
JP Morgan Mortgage
Trust 2018-5 A13,
3.500%,
10/25/2048 745,461
0.3
104,489
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A13,
4.000%,
01/25/2049 95,523
0.0
42,286
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 39,473
0.0
40,128
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 37,034
0.0
16,618
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 14,681
0.0
903,424
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.943%,
10/25/2049 855,428
0.4
526,812
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.697%,
12/25/2049 492,064
0.2
161,036
(1)(2)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 141,094
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2021-3 A5,
2.500%,
07/25/2051 $ 657,917
0.3
435,176
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B1, 4.319%,
10/25/2048 402,315
0.2
99,220
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 90,835
0.0
400,000
(1)(2)
Provident Funding
Mortgage Trust 2021-
J1 A10, 2.000%,
10/25/2051 228,841
0.1
443,211
(1)(2)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 353,365
0.2
458,000
(1)(2)
RCKT Mortgage Trust
2021-1 B3, 2.719%,
03/25/2051 361,172
0.2
643,483
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 513,841
0.2
1,034,273
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.256%,
06/25/2049 951,054
0.4
1,035,796
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.256%,
06/25/2049 922,042
0.4
82,377
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 72,260
0.0
10,678
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 10,507
0.0
649,192
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.651%,
05/25/2051 502,041
0.2
898,840
(1)(2)
Towd Point Mortgage
Trust 2015-4 M2,
3.750%,
04/25/2055 887,472
0.4
577,886
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 481,791
0.2
518,887
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.657%,
07/25/2047 444,189
0.2
Total Collateralized
Mortgage Obligations
(Cost $41,613,540)
36,190,906
15.7
CORPORATE BONDS/NOTES : 11.6%
Basic Materials : 0.7%
225,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 196,194
0.1
70,000
(2)(4)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 73,579
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
70,000
(4)
ATI, Inc., 7.250%,
08/15/2030 $ 72,432
0.1
70,000
(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 63,727
0.0
70,000
(2)(4)
Coeur Mining, Inc.,
5.125%,
02/15/2029 66,578
0.0
200,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 201,250
0.1
225,000
(2)(4)
GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 204,961
0.1
70,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 67,873
0.0
70,000
(2)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 69,140
0.0
70,000
(2)(5)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 60,200
0.0
55,000
(2)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 49,619
0.0
70,000
(2)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 69,736
0.0
70,000
(2)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 74,593
0.1
70,000
(2)
Novelis Corp., 3.875%,
08/15/2031 60,203
0.0
70,000
(2)(4)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 64,276
0.0
70,000
(2)
Taseko Mines Ltd.,
7.000%,
02/15/2026 70,358
0.1
50,000
(2)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 14,556
0.0
70,000
(2)(4)
Tronox, Inc., 4.625%,
03/15/2029 62,873
0.0
1,542,148
0.7
Communications : 0.5%
60,000
(2)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 35,871
0.0
70,000
(2)(4)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 52,901
0.0
70,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 66,266
0.0
70,000  DISH DBS Corp.,
5.125%,
06/01/2029 29,255
0.0
70,000
(2)(4)
GCI LLC, 4.750%,
10/15/2028 64,248
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
70,000
(2)(4)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 $ 45,967
0.0
70,000
(2)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 66,110
0.0
70,000
(2)(4)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 65,862
0.0
45,000  Netflix, Inc., 5.875%,
11/15/2028 46,796
0.0
70,000
(1)
Paramount Global,
6.250%,
02/28/2057 61,620
0.0
147,000
(1)(4)
Paramount Global,
6.375%,
03/30/2062 135,965
0.1
70,000
(2)
Scripps Escrow II, Inc.,
3.875%,
01/15/2029 55,731
0.0
70,000
(2)
Sinclair Television
Group, Inc., 4.125%,
12/01/2030 51,043
0.0
70,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 67,392
0.1
70,000
(2)(4)
Stagwell Global LLC,
5.625%,
08/15/2029 63,625
0.0
70,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 66,277
0.1
70,000
(2)
Uber Technologies, Inc.,
8.000%,
11/01/2026 70,891
0.1
70,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 68,524
0.1
70,000
(2)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 60,130
0.0
1,174,474
0.5
Consumer, Cyclical : 1.3%
70,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 62,421
0.0
70,000
(2)(4)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 73,923
0.1
70,000
(2)(4)
Allison Transmission,
Inc., 5.875%,
06/01/2029 69,371
0.0
70,000
(2)(4)
Amer Sports Co.,
6.750%,
02/16/2031 69,825
0.1
52,500
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 52,175
0.0
70,000
(2)
Arko Corp., 5.125%,
11/15/2029 58,012
0.0
70,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 64,532
0.0
70,000
(2)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 64,643
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
70,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 $ 70,757
0.1
70,000
(2)(4)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 70,660
0.1
70,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 69,995
0.1
70,000
(2)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 73,139
0.1
70,000
(2)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 64,444
0.0
70,000
(2)(4)
Gap, Inc., 3.875%,
10/01/2031 59,285
0.0
70,000
(2)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 70,052
0.1
70,000
(2)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 62,632
0.0
70,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 68,393
0.0
70,000
(2)(4)
Interface, Inc., 5.500%,
12/01/2028 66,791
0.0
70,000
(2)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 64,411
0.0
70,000
(2)(4)
Lithia Motors, Inc.,
4.375%,
01/15/2031 62,761
0.0
70,000  M/I Homes, Inc.,
3.950%,
02/15/2030 63,004
0.0
70,000
(2)(4)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 67,922
0.0
70,000
(4)
MGM Resorts
International, 4.750%,
10/15/2028 66,644
0.0
70,000
(2)(4)
Michaels Cos., Inc.,
5.250%,
05/01/2028 59,709
0.0
70,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 69,402
0.0
70,000
(2)
NCL Corp. Ltd.,
7.750%,
02/15/2029 72,744
0.1
70,000
(2)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 75,739
0.1
70,000
(2)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 73,324
0.1
70,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 69,058
0.0
70,000
(4)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 69,512
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
70,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 $ 67,725
0.0
70,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 70,559
0.1
70,000
(2)
SRS Distribution, Inc.,
6.125%,
07/01/2029 71,457
0.1
70,000
(2)
Staples, Inc., 7.500%,
04/15/2026 68,386
0.0
70,000
(2)(4)
Station Casinos LLC,
4.500%,
02/15/2028 65,991
0.0
70,000
(2)
STL Holding Co. LLC,
8.750%,
02/15/2029 71,908
0.1
70,000
(2)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 66,918
0.0
70,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 59,513
0.0
70,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 69,486
0.0
70,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 68,727
0.0
70,000
(2)(4)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 51,692
0.0
70,000
(4)
Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 58,959
0.0
70,000
(2)
White Cap Buyer LLC,
6.875%,
10/15/2028 68,741
0.0
70,000
(2)
William Carter Co.,
5.625%,
03/15/2027 69,572
0.0
70,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 68,604
0.0
3,003,518
1.3
Consumer, Non-cyclical : 1.2%
70,000
(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 68,219
0.0
70,000
(2)(4)
ADT Security Corp.,
4.125%,
08/01/2029 64,197
0.0
70,000
(2)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 64,047
0.0
70,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 62,895
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
70,000
(2)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 $ 68,608
0.0
70,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 64,583
0.0
70,000
(2)(4)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 69,939
0.1
70,000  B&G Foods, Inc.,
5.250%,
09/15/2027 65,474
0.0
70,000
(2)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 72,514
0.1
70,000
(2)
BellRing Brands, Inc.,
7.000%,
03/15/2030 72,186
0.1
70,000
(2)
Chobani LLC / Chobani
Finance Corp., Inc.,
7.625%,
07/01/2029 71,050
0.1
70,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 57,140
0.0
70,000
(2)
CPI CG, Inc., 8.625%,
03/15/2026 69,803
0.1
70,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 62,716
0.0
70,000
(4)
Encompass Health
Corp., 4.750%,
02/01/2030 65,634
0.0
70,000
(2)(4)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 72,343
0.1
35,000
(2)
Garda World Security
Corp., 6.000%,
06/01/2029 31,369
0.0
70,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 69,371
0.0
70,000  HCA, Inc., 3.500%,
09/01/2030 63,328
0.0
70,000
(2)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 69,392
0.0
70,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 63,760
0.0
200,000
(2)(4)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 211,250
0.1
70,000
(2)(4)
ModivCare, Inc.,
5.875%,
11/15/2025 68,234
0.0
70,000
(2)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 55,277
0.0
70,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 66,305
0.0
70,000
(2)(4)
Owens & Minor, Inc.,
6.625%,
04/01/2030 69,535
0.0
70,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 64,313
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
70,000
(2)(4)
Prestige Brands, Inc.,
3.750%,
04/01/2031 $ 61,009
0.0
70,000
(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 64,437
0.0
70,000
(2)(4)
Select Medical Corp.,
6.250%,
08/15/2026 70,186
0.1
70,000
(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 61,929
0.0
70,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 65,743
0.0
70,000
(4)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 69,808
0.1
70,000
(2)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 63,824
0.0
70,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 61,181
0.0
70,000
(2)
Varex Imaging Corp.,
7.875%,
10/15/2027 71,132
0.1
70,000
(2)
VT Topco, Inc., 8.500%,
08/15/2030 73,958
0.1
70,000
(2)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 72,455
0.1
70,000
(2)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 66,282
0.0
2,705,426
1.2
Energy : 1.8%
70,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 69,170
0.0
70,000
(2)
Antero Resources
Corp., 5.375%,
03/01/2030 67,288
0.0
70,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 69,304
0.0
70,000
(2)(4)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 66,804
0.0
70,000
(2)
Baytex Energy Corp.,
8.500%,
04/30/2030 73,155
0.1
70,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 70,344
0.0
70,000
(2)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 62,448
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
70,000
(2)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 $ 71,391
0.0
50,000
(2)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 50,421
0.0
70,000  Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.750%,
04/01/2025 70,025
0.0
70,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 71,529
0.0
46,000  Devon Energy Corp.,
5.250%,
10/15/2027 46,067
0.0
70,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 64,417
0.0
110,000  Ecopetrol SA, 8.375%,
01/19/2036 111,134
0.1
250,000  Ecopetrol SA, 8.875%,
01/13/2033 263,461
0.1
350,000  Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 334,730
0.2
70,000
(2)(4)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 70,812
0.0
70,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 71,975
0.1
450,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 440,454
0.2
70,000  EnLink Midstream LLC,
5.375%,
06/01/2029 68,773
0.0
70,000
(2)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 72,638
0.1
70,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 68,244
0.0
200,000
(2)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
8.550%,
09/18/2033 213,840
0.1
70,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 68,534
0.0
70,000
(2)(4)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 71,348
0.0
70,000
(2)
Matador Resources Co.,
6.875%,
04/15/2028 71,668
0.1
70,000
(2)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 69,972
0.0
70,000
(4)
Murphy Oil Corp.,
6.375%,
07/15/2028 70,517
0.0
70,000
(2)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.375%,
02/15/2032 71,804
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
70,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 $ 68,890
0.0
225,000  Petroleos del Peru SA,
4.750%,
06/19/2032 176,625
0.1
200,000  Petroleos Mexicanos,
5.950%,
01/28/2031 160,580
0.1
185,000  Petroleos Mexicanos,
6.700%,
02/16/2032 154,290
0.1
200,000
(4)
Petroleos Mexicanos,
10.000%,
02/07/2033 198,980
0.1
200,000
(2)(4)
Raizen Fuels Finance
SA, 6.450%,
03/05/2034 204,800
0.1
70,000  Southwestern
Energy Co., 5.375%,
02/01/2029 68,049
0.0
70,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 65,130
0.0
70,000
(2)(4)
Talos Production, Inc.,
9.000%,
02/01/2029 74,391
0.1
70,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 71,457
0.0
4,235,459
1.8
Financial : 4.5%
70,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.000%,
01/15/2031 70,754
0.1
70,000  Ally Financial, Inc.,
5.750%,
11/20/2025 69,528
0.0
293,000  American Express Co.,
3.950%,
08/01/2025 287,976
0.1
70,000
(2)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 66,718
0.0
200,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 156,250
0.1
2,391,000
(1)
Bank of America
Corp., MTN, 3.384%,
04/02/2026 2,339,230
1.0
17,000
(1)(4)
Bank of America
Corp. RR, 4.375%,
12/31/2199 15,979
0.0
225,000
(1)(2)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 238,289
0.1
70,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 64,856
0.0
407,000
(1)
Capital One Financial
Corp., 4.166%,
05/09/2025 406,178
0.2
264,000
(1)(2)
Danske Bank A/S,
6.466%,
01/09/2026 265,012
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
70,000
(2)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 $ 67,980
0.0
1,675,000
(1)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,614,382
0.7
19,000
(1)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 18,528
0.0
70,000
(2)(4)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 63,695
0.0
30,000
(2)(4)
Macquarie Airfinance
Holdings Ltd., 6.400%,
03/26/2029 30,497
0.0
1,058,000
(1)
Morgan Stanley,
0.985%,
12/10/2026 980,579
0.4
1,293,000
(1)
Morgan Stanley,
2.188%,
04/28/2026 1,247,807
0.6
732,000
(1)
Morgan Stanley,
4.679%,
07/17/2026 724,374
0.3
1,000
(1)
Morgan Stanley,
6.627%,
11/01/2034 1,095
0.0
6,000
(1)
Morgan Stanley, MTN,
5.424%,
07/21/2034 6,021
0.0
70,000
(4)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 48,126
0.0
70,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 63,571
0.0
70,000
(4)
Navient Corp., 4.875%,
03/15/2028 65,308
0.0
21,000
(1)
Northern Trust Corp.,
3.375%,
05/08/2032 19,584
0.0
70,000
(4)
OneMain Finance
Corp., 6.625%,
01/15/2028 70,277
0.1
70,000
(2)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 71,226
0.1
70,000
(2)
PRA Group, Inc.,
5.000%,
10/01/2029 59,055
0.0
70,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 72,178
0.1
70,000
(2)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 68,122
0.0
8,000
(1)
Wells Fargo & Co.,
5.499%,
01/23/2035 8,022
0.0
1,100,000
(1)(4)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,086,254
0.5
8,000
(1)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 8,034
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
70,000
(2)
XHR L.P., 4.875%,
06/01/2029 $ 64,860
0.0
10,440,345
4.5
Industrial : 0.8%
70,000
(2)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 70,626
0.0
70,000
(2)(4)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 75,243
0.1
70,000
(4)
Ball Corp., 6.875%,
03/15/2028 71,913
0.1
10,000
(2)
Bombardier, Inc.,
7.250%,
07/01/2031 10,033
0.0
35,000
(2)(4)
Bombardier, Inc.,
7.500%,
02/01/2029 36,080
0.0
35,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 35,046
0.0
70,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 69,197
0.0
70,000
(2)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 66,847
0.0
70,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 67,303
0.0
70,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 72,779
0.1
70,000
(2)(4)
Clean Harbors, Inc.,
6.375%,
02/01/2031 70,589
0.0
70,000
(2)
Clydesdale Acquisition
Holdings, Inc., 8.750%,
04/15/2030 68,851
0.0
70,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 70,759
0.1
70,000
(2)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 64,900
0.0
70,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 67,900
0.0
70,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 64,603
0.0
70,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 64,259
0.0
70,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 63,549
0.0
70,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 65,697
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
70,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 $ 66,564
0.0
70,000
(2)
Maxim Crane Works
Holdings Capital LLC,
11.500%,
09/01/2028 75,982
0.1
70,000
(2)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 71,800
0.1
70,000
(2)(4)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 71,383
0.1
70,000
(2)(4)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 64,181
0.0
70,000
(2)(4)
Sealed Air Corp.,
4.000%,
12/01/2027 65,671
0.0
70,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 60,621
0.0
70,000
(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 74,879
0.1
70,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 58,768
0.0
70,000
(2)(4)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 68,280
0.0
70,000
(4)
TransDigm, Inc.,
5.500%,
11/15/2027 68,568
0.0
70,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 64,789
0.0
1,987,660
0.8
Technology : 0.2%
70,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 66,486
0.0
70,000
(2)
Entegris, Inc., 3.625%,
05/01/2029 62,938
0.0
70,000
(2)
McAfee Corp., 7.375%,
02/15/2030 64,270
0.0
70,000
(2)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 74,944
0.1
70,000
(2)(4)
Open Text Corp.,
3.875%,
02/15/2028 64,880
0.0
70,000
(2)
UKG, Inc., 6.875%,
02/01/2031 71,362
0.1
70,000
(2)
Virtusa Corp., 7.125%,
12/15/2028 62,915
0.0
467,795
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities : 0.6%
70,000
(2)(4)
Calpine Corp., 5.000%,
02/01/2031 $ 64,283
0.0
338,000
(1)(4)
Dominion Energy, Inc.
B, 4.650%,
12/31/2199 332,532
0.2
129,000
(1)(4)
Duke Energy Corp.,
4.875%,
12/31/2199 128,198
0.1
251,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 8.489%,
(TSFR3M + 3.172%),
04/30/2043 250,967
0.1
275,000
(1)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 264,393
0.1
211,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 167,138
0.1
70,000  TransAlta Corp.,
7.750%,
11/15/2029 72,831
0.0
70,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 68,981
0.0
1,349,323
0.6
Total Corporate Bonds/
Notes
(Cost $27,531,298)
26,906,148
11.6
COMMERCIAL MORTGAGE-BACKED SECURITIES : 10.9%
500,000
(2)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 337,629
0.1
670,000
(2)
BANK 2017-BNK8 D,
2.600%,
11/15/2050 304,984
0.1
800,000
(1)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 B, 3.879%,
02/15/2050 741,788
0.3
4,634,926
(1)(3)
BBCMS Mortgage Trust
2022-C17 XA, 1.151%,
09/15/2055 341,178
0.2
1,000,000
(1)(2)
Benchmark Mortgage
Trust 2018-B3 D,
3.021%,
04/10/2051 621,561
0.3
10,310,603
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.189%,
03/15/2062 493,443
0.2
5,469,547
(1)(3)
Benchmark Mortgage
Trust 2020-B17 XA,
1.414%,
03/15/2053 263,320
0.1
3,147,325
(1)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.780%,
07/15/2053 197,547
0.1
2,089,634
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.146%,
03/15/2054 109,105
0.0
204,000
(2)(6)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 147,358
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
191,565
(1)(2)
BX 2021-MFM1 D,
6.939%, (TSFR1M +
1.614%),
01/15/2034 $ 189,589
0.1
367,500
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.610%,
(TSFR1M + 2.285%),
10/15/2036 362,920
0.2
390,965
(1)(2)
BX Commercial
Mortgage Trust 2021-
XL2 D, 6.836%,
(TSFR1M + 1.511%),
10/15/2038 387,252
0.2
725,000
(1)(2)
BX Trust 2021-ARIA
C, 7.085%, (TSFR1M +
1.760%),
10/15/2036 716,023
0.3
250,000
(1)(2)
BX Trust 2021-LBA
EJV, 7.440%, (TSFR1M
+ 2.114%),
02/15/2036 245,276
0.1
197,702
(1)(2)
BX Trust 2021-LBA
EV, 7.440%, (TSFR1M
+ 2.114%),
02/15/2036 193,967
0.1
671,477
(1)(2)
BX Trust 2021-SDMF
D, 6.826%, (TSFR1M +
1.501%),
09/15/2034 658,918
0.3
571,823
(1)(2)
BX Trust 2022-FOX2
C, 6.635%, (TSFR1M +
1.309%),
04/15/2039 560,467
0.2
700,000
(1)(2)
BX Trust 2022-LBA6
C, 6.925%, (TSFR1M +
1.600%),
01/15/2039 693,874
0.3
500,000
(1)(2)
BX Trust 2023-DELC
A, 8.015%, (TSFR1M +
2.690%),
05/15/2038 507,314
0.2
600,000
(1)(2)
BX Trust 2024-CNYN
C, 7.241%, (TSFR1M +
1.941%),
04/15/2029 600,513
0.3
725,000
(1)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 3.932%,
07/10/2049 650,327
0.3
200,000
(1)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 173,482
0.1
15,888,698
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
C7 XA, 0.856%,
12/15/2072 575,295
0.3
500,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 5.852%,
10/12/2040 494,498
0.2
1,000,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.421%,
06/10/2034 862,355
0.4
1,000,000
(2)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 1,023,696
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000
(2)
DC Trust 2024-HLTN
A, 5.727%,
04/13/2028 $ 501,660
0.2
1,000,000
(1)(2)
DK Trust 2024-SPBX
C, 7.300%, (TSFR1M +
1.950%),
03/15/2034 1,001,449
0.4
274,277
(1)(2)
Extended Stay America
Trust 2021-ESH E,
8.289%, (TSFR1M +
2.964%),
07/15/2038 274,269
0.1
1,085,701
(1)(3)
Freddie Mac Multiclass
Certificates Series
2021-P011 X1, 1.780%,
09/25/2045 127,084
0.1
1,442,673
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.578%,
04/25/2030 107,925
0.0
4,257,430
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.510%,
05/25/2035 468,899
0.2
1,687,287
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.979%,
08/25/2036 128,733
0.1
1,119,480
(2)(6)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 886,103
0.4
11,395,190
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 18,791
0.0
2,837,168
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 5,827
0.0
2,531,836
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 6,497
0.0
280,000
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 1,039
0.0
700,000
(2)(6)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 539,192
0.2
1,000,000
(2)(6)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 759,089
0.3
163,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 126,835
0.1
238,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.010%,
11/27/2050 193,780
0.1
92,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 87,678
0.0
95,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 85,488
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
113,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 $ 83,993
0.0
92,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 86,754
0.0
75,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 70,834
0.0
95,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 84,526
0.0
166,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.410%,
09/27/2051 131,336
0.1
126,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 116,486
0.1
153,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 140,382
0.1
125,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.010%,
09/27/2051 112,100
0.1
106,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 71,137
0.0
126,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 116,004
0.1
125,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 108,221
0.0
537,353
(1)(2)
Great Wolf Trust 2019-
WOLF C, 7.272%,
(TSFR1M + 1.947%),
12/15/2036 536,548
0.2
600,000
(1)(2)
GS Mortgage Securities
Corp. II 2023-SHIP C,
5.505%,
09/10/2038 588,138
0.3
12,206,174
(1)(3)
GS Mortgage Securities
Trust 2019-GC39 XA,
1.138%,
05/10/2052 508,595
0.2
770,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC E, 7.890%,
(TSFR1M + 2.564%),
04/15/2038 763,101
0.3
19,508,925
(1)(3)
JPMDB Commercial
Mortgage Securities
Trust 2018-C8 XA,
0.601%,
06/15/2051 355,518
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
746,418
(1)(2)
Med Trust 2021-MDLN
D, 7.439%, (TSFR1M +
2.114%),
11/15/2038 $ 744,615
0.3
182,000
(1)(2)
MF1 Multifamily
Housing Mortgage Loan
Trust 2021-FL5 D,
7.940%, (TSFR1M +
2.614%),
07/15/2036 178,648
0.1
1,955,000
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 929,347
0.4
7,121,846
(1)(3)
Morgan Stanley Capital
I Trust 2019-L3 XA,
0.607%,
11/15/2052 196,838
0.1
355,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.727%,
(TSFR1M + 1.397%),
03/15/2039 351,701
0.2
90,000
(2)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 76,727
0.0
70,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.410%,
11/08/2049 60,222
0.0
110,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.260%,
03/01/2050 93,704
0.0
30,000
(2)(6)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 24,853
0.0
30,000
(2)(6)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 23,351
0.0
500,000
(2)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 512,197
0.2
485,289  Wells Fargo
Commercial Mortgage
Trust 2015-SG1 A4,
3.789%,
09/15/2048 472,361
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $26,995,791)
25,312,254
10.9
ASSET-BACKED SECURITIES : 8.3%
Automobile Asset-Backed Securities : 0.5%
200,000  Exeter Automobile
Receivables Trust
2024-1A B, 5.290%,
08/15/2028 199,440
0.1
400,000  GM Financial
Automobile Leasing
Trust 2022-3 C,
5.130%,
08/20/2026 396,582
0.2
200,000
(2)
GM Financial Revolving
Receivables Trust
2024-1 A, 4.980%,
12/11/2036 201,169
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
350,000  Honda Auto
Receivables Owner
Trust 2024-1 A4,
5.170%,
05/15/2030 $ 352,090
0.1
1,149,281
0.5
Home Equity Asset-Backed Securities : 0.2%
459,644
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 356,514
0.2
Other Asset-Backed Securities : 6.8%
148,500
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 143,012
0.1
250,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.340%, (TSFR1M +
3.014%),
11/15/2036 239,192
0.1
300,000
(1)(2)
Barings CLO Ltd.
2018-3A C, 7.479%,
(TSFR3M + 2.162%),
07/20/2029 300,234
0.1
400,000
(1)(2)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 7.786%,
(TSFR3M + 2.462%),
04/25/2034 400,424
0.2
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.576%, (TSFR3M +
2.262%),
04/15/2034 247,518
0.1
584,608
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 569,179
0.3
1,000,000
(1)(2)
Dryden 87 CLO Ltd.
2021-87A C, 7.481%,
(TSFR3M + 2.162%),
05/20/2034 994,231
0.4
344,760
(2)
J.G. Wentworth XXXVIII
LLC 2017-1A A,
3.990%,
08/16/2060 317,033
0.1
750,000
(1)(2)
LCM XV L.P. 15A CR,
7.979%, (TSFR3M +
2.662%),
07/20/2030 750,889
0.3
750,000
(1)(2)
LCM XXII Ltd. 22A BR,
7.579%, (TSFR3M +
2.262%),
10/20/2028 744,986
0.3
950,000
(1)(2)
Magnetite XXVI Ltd.
2020-26A CR, 7.486%,
(TSFR3M + 2.162%),
07/25/2034 951,476
0.4
40,610
(2)
Marlette Funding Trust
2022-3A A, 5.180%,
11/15/2032 40,549
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
272,774
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 $ 244,534
0.1
777,719
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 726,649
0.3
750,000
(1)(2)
Neuberger Berman
CLO XVII Ltd. 2014-
17A CR2, 7.579%,
(TSFR3M + 2.262%),
04/22/2029 750,926
0.3
1,000,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 25
Ltd. 2017-25A CR,
7.310%, (TSFR3M +
2.012%),
10/18/2029 997,249
0.4
750,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR,
7.476%, (TSFR3M +
2.162%),
10/16/2033 750,926
0.3
500,000
(1)(2)
NYACK Park CLO Ltd.
2021-1A C, 7.529%,
(TSFR3M + 2.212%),
10/20/2034 496,787
0.2
250,000
(1)(2)
Octagon Loan Funding
Ltd. 2014-1A CRR,
7.781%, (TSFR3M +
2.462%),
11/18/2031 248,114
0.1
250,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.460%, (TSFR3M +
2.162%),
01/18/2034 250,321
0.1
350,000
(2)
OneMain Financial
Issuance Trust 2023-1A
A, 5.500%,
06/14/2038 356,051
0.2
500,000
(1)(2)
OSD CLO Ltd. 2023-
27A C, 8.314%,
(TSFR3M + 3.000%),
04/16/2035 500,654
0.2
750,000
(1)(2)
Palmer Square CLO
Ltd. 2023-1A C,
8.568%, (TSFR3M +
3.250%),
01/20/2036 755,468
0.3
550,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 7.726%,
(TSFR3M + 2.412%),
01/15/2032 550,436
0.3
366,847
(2)
Sunnova Helios IX
Issuer LLC 2022-B A,
5.000%,
08/20/2049 354,764
0.2
287,713
(2)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 283,319
0.1
261,957
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 244,846
0.1
750,000
(1)(2)
TCW CLO Ltd. 2023-1A
C, 8.820%, (TSFR3M +
3.500%),
04/28/2036 755,418
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
600,000
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.076%, (TSFR3M +
2.762%),
04/15/2035 $ 600,748
0.3
1,124,927
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 1,063,653
0.5
224,367
(2)
Wendy's Funding LLC
2019-1A A2I, 3.783%,
06/15/2049 215,493
0.1
15,845,079
6.8
Student Loan Asset-Backed Securities : 0.8%
321,673
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 301,246
0.1
140,034
(2)
Navient Private
Education Refi Loan
Trust 2019-GA A,
2.400%,
10/15/2068 131,704
0.1
306,799
(2)
Navient Private
Education Refi Loan
Trust 2020-BA A2,
2.120%,
01/15/2069 282,093
0.1
335,717
(2)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 306,625
0.1
142,253
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 124,855
0.1
115,362
(2)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 100,933
0.0
600,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 507,431
0.2
169,789
(2)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 154,838
0.1
1,909,725
0.8
Total Asset-Backed
Securities
(Cost $19,636,476)
19,260,599
8.3
U.S. TREASURY OBLIGATIONS : 4.3%
United States Treasury Bonds : 1.0%
122,000
3.375
%,
08/15/2042 105,418
0.1
46,000
4.375
%,
08/15/2043 45,468
0.0
1,413,100
4.500
%,
02/15/2044 1,421,269
0.6
527,200
4.750
%,
11/15/2053 562,910
0.3
2,135,065
1.0
United States Treasury Notes : 3.3%
8,000
2.750
%,
08/15/2032 7,176
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
450,700
4.000
%,
02/15/2034 $ 443,306
0.2
3,693,000
4.250
%,
03/15/2027 3,676,266
1.6
469,600
4.250
%,
02/28/2029 470,297
0.2
2,354,000
4.250
%,
03/31/2029 2,343,977
1.0
243,000
4.250
%,
02/28/2031 243,475
0.1
96,000
4.500
%,
03/31/2026 95,764
0.0
404,000
4.625
%,
02/28/2026 403,700
0.2
7,683,961
3.3
Total U.S. Treasury
Obligations
(Cost $9,803,768)
9,819,026
4.3
SOVEREIGN BONDS : 1.9%
BRL
390,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 340,711
0.1
246,125  Chile Government
International Bond,
4.950
%,
01/05/2036 238,972
0.1
400,000  European Bank for
Reconstruction &
Development, GMTN,
20.000
%,
03/19/2025 417,948
0.2
MXN
27,250,000  Mexican Bonos M,
7.750
%,
05/29/2031 1,510,576
0.7
200,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 198,438
0.1
200,000  Panama Government
International Bond,
8.000
%,
03/01/2038 209,850
0.1
ZAR
25,575,000  Republic of South
Africa Government
Bond 2035,
8.875
%,
02/28/2035 1,077,722
0.5
250,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 224,687
0.1
116,000
(2)
Romanian Government
International Bond,
6.375
%,
01/30/2034 118,066
0.0
350,000
(7)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 119,963
0.0
Total Sovereign Bonds
(Cost $4,559,738)
4,456,933
1.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 40.9%
Communication Services : 3.6%
7,806
(8)
Alphabet, Inc. — Class
A
1,178,160
0.5
28,018
AT&T, Inc.
493,117
0.2
13,514  Comcast Corp. — Class
A
585,832
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
2,964  Deutsche Telekom AG,
Reg
$ 71,950
0.0
2,400
Electronic Arts, Inc.
318,408
0.1
21,000  HKT Trust & HKT Ltd.
— Stapled Security
24,503
0.0
4,591  Iridium
Communications, Inc.
120,101
0.1
18,059
Koninklijke KPN NV
67,548
0.0
5,075  Meta Platforms, Inc. —
Class A
2,464,318
1.1
1,408
(8)
Netflix, Inc.
855,121
0.4
400
Nintendo Co. Ltd.
21,826
0.0
39,100  Nippon Telegraph &
Telephone Corp.
46,572
0.0
6,435
Orange SA
75,676
0.0
8,740
(8)
ROBLOX Corp. —
Class A
333,693
0.2
180
(2)
Scout24 SE
13,561
0.0
4,000
(4)
SoftBank Corp.
51,500
0.0
7,624
Spark New Zealand Ltd.
21,704
0.0
94
Swisscom AG, Reg
57,533
0.0
5,687
(4)
Telefonica SA
25,115
0.0
4,923
Telenor ASA
54,755
0.0
12,445
Telstra Group Ltd.
31,304
0.0
2,412
T-Mobile US, Inc.
393,687
0.2
4,770
(8)
Trade Desk, Inc. —
Class A
416,993
0.2
15,125  Verizon
Communications, Inc.
634,645
0.3
8,357,622
3.6
Consumer Discretionary : 3.7%
18,220
(8)
Amazon.com, Inc.
3,286,524
1.4
862  Bayerische Motoren
Werke AG
99,457
0.1
213
Booking Holdings, Inc.
772,738
0.3
1,327
BorgWarner, Inc.
46,100
0.0
1,800
Bridgestone Corp.
79,776
0.0
132
(8)
Chipotle Mexican Grill,
Inc.
383,694
0.2
1,120  Cie Generale des
Etablissements Michelin
SCA
42,922
0.0
789
Compass Group PLC
23,143
0.0
2,147
Garmin Ltd.
319,624
0.1
4,636
General Motors Co.
210,243
0.1
7,336
Gentex Corp.
264,976
0.1
4,738
H&R Block, Inc.
232,683
0.1
2,000
Honda Motor Co. Ltd.
24,747
0.0
185  Industria de Diseno
Textil SA
9,316
0.0
8,713
Las Vegas Sands Corp.
450,462
0.2
762
Lear Corp.
110,399
0.1
4,226
LKQ Corp.
225,711
0.1
953
(8)
Lululemon Athletica,
Inc.
372,289
0.2
1,100
(4)
McDonald's Holdings
Co. Japan Ltd.
49,464
0.0
301  Mercedes-Benz Group
AG
23,971
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,684
NIKE, Inc. — Class B
$ 158,262
0.1
3,468
Pearson PLC
45,665
0.0
388
Ralph Lauren Corp.
72,851
0.0
3,178
Ross Stores, Inc.
466,403
0.2
1,800
Sekisui House Ltd.
41,000
0.0
3,400
Subaru Corp.
77,003
0.0
2,533
Tapestry, Inc.
120,267
0.1
1,303
(8)
Tesla, Inc.
229,054
0.1
1,408
TJX Cos., Inc.
142,799
0.1
5,800
(4)
USS Co. Ltd.
47,949
0.0
12,607
Wendy's Co.
237,516
0.1
8,667,008
3.7
Consumer Staples : 2.5%
8,607
Altria Group, Inc.
375,437
0.2
3,968  British American
Tobacco PLC
120,433
0.1
6,694
Coca-Cola Co.
409,539
0.2
4,423
Colgate-Palmolive Co.
398,291
0.2
2,395  Constellation Brands,
Inc. — Class A
650,865
0.3
1,337
Danone SA
86,430
0.0
1,846
General Mills, Inc.
129,165
0.1
3,258
Imperial Brands PLC
72,831
0.0
1,375
Ingredion, Inc.
160,669
0.1
3,500
Japan Tobacco, Inc.
93,317
0.0
4,400
Kirin Holdings Co. Ltd.
61,188
0.0
2,179  Koninklijke Ahold
Delhaize NV
65,200
0.0
8,165
Kraft Heinz Co.
301,288
0.1
2,100  MatsukiyoCocokara &
Co.
33,719
0.0
6,056
McCormick & Co., Inc.
465,161
0.2
1,098  Molson Coors Beverage
Co. — Class B
73,841
0.0
11,853  Mondelez International,
Inc. — Class A
829,710
0.4
2,193
PepsiCo, Inc.
383,797
0.2
5,517  Philip Morris
International, Inc.
505,468
0.2
3,506
Procter & Gamble Co.
568,849
0.2
413  Reckitt Benckiser Group
PLC
23,543
0.0
5,808,741
2.5
Energy : 1.6%
889
Aker BP ASA
22,297
0.0
2,324
Ampol Ltd.
60,285
0.0
7,579
Baker Hughes Co.
253,897
0.1
28,535
BP PLC
179,012
0.1
1,618
Chevron Corp.
255,223
0.1
914
Civitas Resources, Inc.
69,382
0.0
3,367
ConocoPhillips
428,552
0.2
3,669
Coterra Energy, Inc.
102,292
0.0
950  Diamondback Energy,
Inc.
188,262
0.1
14,500
ENEOS Holdings, Inc.
69,859
0.0
5,575
Eni SpA
88,275
0.0
2,960
EOG Resources, Inc.
378,406
0.2
16,402
Kinder Morgan, Inc.
300,813
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
1,712  Marathon Petroleum
Corp.
$ 344,968
0.2
2,348
Phillips 66
383,522
0.2
3,122
Repsol SA
52,110
0.0
14,285
Santos Ltd.
72,143
0.0
4,220
Shell PLC
140,017
0.1
2,057
Valero Energy Corp.
351,109
0.2
3,740,424
1.6
Financials : 5.7%
2,739
(2)
ABN AMRO Bank NV
46,871
0.0
1,502
Aflac, Inc.
128,962
0.1
628
Allianz SE
188,223
0.1
1,948
Allstate Corp.
337,024
0.2
1,471
American Express Co.
334,932
0.2
938  American Financial
Group, Inc.
128,018
0.1
610  Ameriprise Financial,
Inc.
267,448
0.1
6,400  ANZ Group Holdings
Ltd.
122,663
0.1
1,088
Aon PLC — Class A
363,087
0.2
3,343  Apollo Global
Management, Inc.
375,920
0.2
1,627  Ares Management
Corp. — Class A
216,358
0.1
1,324
ASR Nederland NV
64,889
0.0
1,937  Assicurazioni Generali
SpA
49,032
0.0
1,422
Assurant, Inc.
267,677
0.1
11,741
Aviva PLC
73,671
0.0
578
AXA SA
21,707
0.0
3,875  Axis Capital Holdings
Ltd.
251,953
0.1
309
(4)
Baloise Holding AG,
Reg
48,453
0.0
9,195
Banco BPM SpA
61,177
0.0
1,618
Bank Hapoalim BM
15,163
0.0
1,205
(4)
Bank Leumi Le-Israel
BM
10,017
0.0
6,061  Bank of Ireland Group
PLC
61,853
0.0
2,641  Bank of New York
Mellon Corp.
152,174
0.1
174
(4)
Banque Cantonale
Vaudoise
20,243
0.0
22,000  BOC Hong Kong
Holdings Ltd.
58,988
0.0
3,446
Brown & Brown, Inc.
301,663
0.1
15,163
(4)
CaixaBank SA
73,580
0.0
584  Capital One Financial
Corp.
86,952
0.0
1,560  Cboe Global Markets,
Inc.
286,619
0.1
6,343
Citigroup, Inc.
401,131
0.2
1,899
CME Group, Inc.
408,836
0.2
6,238  CNO Financial Group,
Inc.
171,420
0.1
3,088
Credit Agricole SA
46,067
0.0
2,576
Danske Bank A/S
77,322
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,000  DBS Group Holdings
Ltd.
$ 53,376
0.0
221
Deutsche Boerse AG
45,259
0.0
3,496
DNB Bank ASA
69,492
0.0
2,856
Equitable Holdings, Inc.
108,557
0.1
1,617
Erste Group Bank AG
72,066
0.0
4,265
Essent Group Ltd.
253,810
0.1
357
Globe Life, Inc.
41,544
0.0
612  Goldman Sachs Group,
Inc.
255,626
0.1
900
Hang Seng Bank Ltd.
9,866
0.0
53
Hannover Rueck SE
14,513
0.0
3,297  Hartford Financial
Services Group, Inc.
339,756
0.2
213
Helvetia Holding AG
29,367
0.0
20,583
HSBC Holdings PLC
160,894
0.1
3,042
ING Groep NV
50,082
0.0
12,189  Insurance Australia
Group Ltd.
50,844
0.0
2,659  International
Bancshares Corp.
149,276
0.1
31,612
Intesa Sanpaolo SpA
114,769
0.1
6,100
(4)
Japan Post Bank Co.
Ltd.
65,546
0.0
3,645
Loews Corp.
285,367
0.1
989  LPL Financial Holdings,
Inc.
261,294
0.1
3,327
M&G PLC
9,260
0.0
1,345  Marsh & McLennan
Cos., Inc.
277,043
0.1
20,028
Medibank Pvt Ltd.
49,071
0.0
1,594  Mediobanca Banca di
Credito Finanziario SpA
23,753
0.0
4,789
MetLife, Inc.
354,913
0.2
13,048
MGIC Investment Corp.
291,753
0.1
117  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
57,113
0.0
1,436
NN Group NV
66,293
0.0
89
Nordea Bank Abp
1,006
0.0
3,315
OneMain Holdings, Inc.
169,363
0.1
8,700  Oversea-Chinese
Banking Corp. Ltd.
86,929
0.0
98  Phoenix Group
Holdings PLC
684
0.0
4,530
(2)
Poste Italiane SpA
56,735
0.0
2,756  Prudential Financial,
Inc.
323,554
0.2
4,880  QBE Insurance Group
Ltd.
57,685
0.0
1,391  Reinsurance Group of
America, Inc.
268,296
0.1
23,735
Rithm Capital Corp.
264,883
0.1
2,042
SLM Corp.
44,495
0.0
3,000
(4)
Sompo Holdings, Inc.
62,880
0.0
4,586
Suncorp Group Ltd.
48,951
0.0
517
Swiss Re AG
66,504
0.0
5,128
Synchrony Financial
221,119
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,428  Tradeweb Markets, Inc.
— Class A
$ 669,605
0.3
1,489
Travelers Cos., Inc.
342,678
0.2
1,754
Tryg A/S
36,158
0.0
2,623
UniCredit SpA
99,620
0.1
5,321
Unum Group
285,525
0.1
6,613
Wells Fargo & Co.
383,289
0.2
1,172  Willis Towers Watson
PLC
322,300
0.2
9,756
XP, Inc. — Class A
250,339
0.1
259
(4)
Zurich Insurance Group
AG
139,916
0.1
13,283,110
5.7
Health Care : 5.6%
1,290
AbbVie, Inc.
234,909
0.1
1,091  AmerisourceBergen
Corp.
265,102
0.1
374
Amgen, Inc.
106,336
0.0
1,100
Astellas Pharma, Inc.
11,817
0.0
6,236
(8)
Boston Scientific Corp.
427,104
0.2
8,511  Bristol-Myers Squibb
Co.
461,551
0.2
2,534
Cardinal Health, Inc.
283,555
0.1
1,232
Cigna Group
447,450
0.2
5,427
CVS Health Corp.
432,857
0.2
2,069
Elevance Health, Inc.
1,072,859
0.5
2,011
Eli Lilly & Co.
1,564,478
0.7
5,636
Gilead Sciences, Inc.
412,837
0.2
7,492
GSK PLC
160,856
0.1
1,144
HCA Healthcare, Inc.
381,558
0.2
1,403  Hikma Pharmaceuticals
PLC
33,940
0.0
364
Humana, Inc.
126,206
0.1
1,545
(8)
Intuitive Surgical, Inc.
616,594
0.3
6,293
Johnson & Johnson
995,490
0.4
597
McKesson Corp.
320,499
0.1
3,860
Medtronic PLC
336,399
0.1
6,171
Merck & Co., Inc.
814,263
0.3
2,828
Novartis AG, Reg
273,916
0.1
3,000
(4)
Ono Pharmaceutical
Co. Ltd.
49,155
0.0
872
Orion Oyj — Class B
32,505
0.0
1,300  Otsuka Holdings Co.
Ltd.
54,000
0.0
2,033
(8)
Repligen Corp.
373,909
0.2
212
Roche Holding AG
54,128
0.0
1,804
Sanofi
175,502
0.1
1,060
Stryker Corp.
379,342
0.2
3,500  Takeda Pharmaceutical
Co. Ltd.
97,349
0.0
1,071  Thermo Fisher
Scientific, Inc.
622,476
0.3
763  UnitedHealth Group,
Inc.
377,456
0.2
1,355
(8)
Vertex Pharmaceuticals,
Inc.
566,404
0.2
16,256
Viatris, Inc.
194,097
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,340
Zoetis, Inc.
$ 226,741
0.1
12,983,640
5.6
Industrials : 4.4%
1,065
3M Co.
112,965
0.1
1,424  ACS Actividades
de Construccion y
Servicios SA
59,635
0.0
474
Acuity Brands, Inc.
127,378
0.1
57
(2)
Aena SME SA
11,226
0.0
1,868
AMETEK, Inc.
341,657
0.2
21,078
Aurizon Holdings Ltd.
54,960
0.0
1,094  Automatic Data
Processing, Inc.
273,216
0.1
3,574
BAE Systems PLC
60,920
0.0
2,347  Booz Allen Hamilton
Holding Corp.
348,389
0.2
5,432
Brambles Ltd.
57,167
0.0
568
Bureau Veritas SA
17,343
0.0
2,800  Central Japan Railway
Co.
69,539
0.0
408
Cintas Corp.
280,308
0.1
2,998
Computershare Ltd.
51,064
0.0
7,268
(8)
Copart, Inc.
420,963
0.2
6,222
CSX Corp.
230,650
0.1
297
Curtiss-Wright Corp.
76,014
0.1
1,200
(4)
Dai Nippon Printing Co.
Ltd.
36,751
0.0
129
Dassault Aviation SA
28,402
0.0
149
DCC PLC
10,841
0.0
3,476
Donaldson Co., Inc.
259,588
0.1
7,973  Dun & Bradstreet
Holdings, Inc.
80,049
0.1
1,800
East Japan Railway Co.
34,533
0.0
368
Eiffage SA
41,765
0.0
195
Elbit Systems Ltd.
40,726
0.0
1,253
(4)
Ferrovial SE
49,609
0.0
3,416
Fortive Corp.
293,844
0.1
3,154
Genpact Ltd.
103,924
0.1
2,334
Getlink SE
39,740
0.0
1,600  Hankyu Hanshin
Holdings, Inc.
45,906
0.0
5,397
Ingersoll Rand, Inc.
512,445
0.2
1,975
Jacobs Solutions, Inc.
303,617
0.2
500
(4)
Japan Airlines Co. Ltd.
9,494
0.0
1,000  Jardine Matheson
Holdings Ltd.
37,065
0.0
4,229  Johnson Controls
International PLC
276,238
0.1
37
(4)
Kuehne + Nagel
International AG
10,294
0.0
2,293
Leidos Holdings, Inc.
300,589
0.1
2,768
Leonardo SpA
69,543
0.0
1,515
Masco Corp.
119,503
0.1
2,486  MSC Industrial Direct
Co., Inc. — Class A
241,241
0.1
1,100  Nippon Express
Holdings, Inc.
56,150
0.0
378
Nordson Corp.
103,776
0.1
5,500
Obayashi Corp.
65,397
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
620  Old Dominion Freight
Line, Inc.
$ 135,972
0.1
2,187
Otis Worldwide Corp.
217,104
0.1
1,069
Owens Corning
178,309
0.1
1,269
Parker-Hannifin Corp.
705,298
0.3
812
Pentair PLC
69,377
0.0
1,216
RELX PLC
52,440
0.0
367
Republic Services, Inc.
70,259
0.1
1,205  Rockwell Automation,
Inc.
351,053
0.2
4,931
Rollins, Inc.
228,157
0.1
900
Secom Co. Ltd.
65,161
0.0
13,900  Singapore Technologies
Engineering Ltd.
41,384
0.0
2,066
Smiths Group PLC
42,825
0.0
863
Snap-on, Inc.
255,638
0.1
4,051  SS&C Technologies
Holdings, Inc.
260,763
0.1
2,000
Sumitomo Corp.
48,176
0.0
360
Thales SA
61,373
0.0
1,400
Tobu Railway Co. Ltd.
35,007
0.0
700
Tokyu Corp.
8,524
0.0
1,400
TOPPAN Holdings, Inc.
35,094
0.0
396
TransDigm Group, Inc.
487,714
0.2
103
United Rentals, Inc.
74,274
0.1
614
Verisk Analytics, Inc.
144,738
0.1
393
Vinci SA
50,433
0.0
1,347
Waste Connections, Inc.
231,697
0.1
462  Watts Water
Technologies, Inc. —
Class A
98,198
0.1
2,800  West Japan Railway
Co.
58,353
0.0
2,058  Westinghouse Air Brake
Technologies Corp.
299,809
0.1
319
Wolters Kluwer NV
49,952
0.0
10,121,506
4.4
Information Technology : 10.1%
1,440
(8)
Adobe, Inc.
726,624
0.3
3,650
(8)
Advanced Micro
Devices, Inc.
658,788
0.3
2,685
Amdocs Ltd.
242,643
0.1
15,381
Apple, Inc.
2,637,534
1.1
1,509
Applied Materials, Inc.
311,201
0.1
336
ASML Holding NV
326,078
0.1
487
Broadcom, Inc.
645,475
0.3
496  Broadridge Financial
Solutions, Inc.
101,611
0.1
12,756
Cisco Systems, Inc.
636,652
0.3
1,416
(8)
Crowdstrike Holdings,
Inc. — Class A
453,955
0.2
1,997
(8)
Datadog, Inc. — Class
A
246,829
0.1
10,259  Hewlett Packard
Enterprise Co.
181,892
0.1
2,108  International Business
Machines Corp.
402,544
0.2
152
Intuit, Inc.
98,800
0.1
229
KLA Corp.
159,973
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,524
Marvell Technology, Inc.
$ 178,901
0.1
6,155
Micron Technology, Inc.
725,613
0.3
13,900
Microsoft Corp.
5,848,008
2.5
859
(8)
MongoDB, Inc.
308,072
0.1
2,684
NetApp, Inc.
281,739
0.1
4,514
NVIDIA Corp.
4,078,670
1.8
400
Oracle Corp. Japan
30,080
0.0
1,318
(8)
Palo Alto Networks, Inc.
374,483
0.2
1,894
Paychex, Inc.
232,583
0.1
1,783
Qualcomm, Inc.
301,862
0.1
3,149
Sage Group PLC
50,327
0.0
1,654
Salesforce, Inc.
498,152
0.2
1,200
SCSK Corp.
22,305
0.0
619
(8)
ServiceNow, Inc.
471,926
0.2
5,869
Visa, Inc. — Class A
1,637,921
0.7
1,693
(8)
Workday, Inc. — Class
A
461,766
0.2
23,333,007
10.1
Materials : 1.2%
66
Air Liquide SA
13,731
0.0
8,600
Asahi Kasei Corp.
63,066
0.1
173
BASF SE
9,886
0.0
768
Berry Global Group, Inc.
46,449
0.0
1,434  BHP Group Ltd. —
Class DI
41,462
0.0
5,987
Dow, Inc.
346,827
0.2
3,972
Element Solutions, Inc.
99,221
0.1
2,989
Evonik Industries AG
59,123
0.0
1,230
Holcim AG
111,434
0.1
3,900
(4)
JFE Holdings, Inc.
64,637
0.1
2,797  LyondellBasell
Industries NV — Class
A
286,077
0.1
8,800  Mitsubishi Chemical
Group Corp.
53,630
0.0
2,000
Mitsui Chemicals, Inc.
58,672
0.0
2,736
Mondi PLC QX
48,190
0.0
1,200
(4)
Nippon Steel Corp.
28,877
0.0
500
Nitto Denko Corp.
45,721
0.0
1,840
OCI NV
50,432
0.0
1,819
PPG Industries, Inc.
263,573
0.1
615
Rio Tinto Ltd.
48,810
0.0
1,588
RPM International, Inc.
188,893
0.1
2,144
Sherwin-Williams Co.
744,676
0.3
10
Solvay SA
273
0.0
5,400
Toray Industries, Inc.
25,930
0.0
2,699,590
1.2
Real Estate : 1.0%
841  AvalonBay
Communities, Inc.
156,056
0.1
9,420  Brixmor Property
Group, Inc.
220,899
0.1
5,500
CK Asset Holdings Ltd.
22,664
0.0
200  Daito Trust Construction
Co. Ltd.
22,816
0.0
2,400
(4)
Daiwa House Industry
Co. Ltd.
71,437
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
590  EastGroup Properties,
Inc.
$ 106,064
0.1
4,283
Equity Residential
270,300
0.1
4,899  Gaming and Leisure
Properties, Inc.
225,697
0.1
8,082  Host Hotels & Resorts,
Inc.
167,136
0.1
5,400
Hulic Co. Ltd.
55,460
0.0
3,754
Invitation Homes, Inc.
133,680
0.1
2,212
Klepierre SA
57,259
0.0
500  Nomura Real Estate
Holdings, Inc.
14,126
0.0
2,441  Park Hotels & Resorts,
Inc.
42,693
0.0
3,486
Regency Centers Corp.
211,112
0.1
10,244  Sabra Health Care
REIT, Inc.
151,304
0.1
454
(4)
Swiss Prime Site AG
42,824
0.0
9,263
VICI Properties, Inc.
275,945
0.1
2,247,472
1.0
Utilities : 1.5%
2,627  American Electric
Power Co., Inc.
226,185
0.1
2,202
Atmos Energy Corp.
261,752
0.1
251
BKW AG
38,570
0.0
1,685
Black Hills Corp.
92,001
0.1
5,809
Centrica PLC
9,364
0.0
4,200  Chubu Electric Power
Co., Inc.
54,920
0.0
2,500
CLP Holdings Ltd.
19,941
0.0
2,348
DTE Energy Co.
263,305
0.1
4,131
Edison International
292,186
0.1
3,682
(4)
Enagas SA
54,699
0.0
15
Endesa SA
278
0.0
4,002
Evergy, Inc.
213,627
0.1
4,313
Iberdrola SA
53,569
0.0
900  Kansai Electric Power
Co., Inc.
12,842
0.0
3,493
National Fuel Gas Co.
187,644
0.1
8,263
National Grid PLC
111,335
0.1
5,918
NextEra Energy, Inc.
378,219
0.2
8,651
NiSource, Inc.
239,287
0.1
3,963
NorthWestern Corp.
201,836
0.1
1,622
ONE Gas, Inc.
104,668
0.1
2,600
Osaka Gas Co. Ltd.
58,489
0.0
3,887
PG&E Corp.
65,146
0.0
7,000  Power Assets Holdings
Ltd.
41,010
0.0
3,426
Red Electrica Corp. SA
58,520
0.0
4,171
Sempra Energy
299,603
0.2
7,561
(4)
Terna - Rete Elettrica
Nazionale
62,497
0.0
3,401,493
1.5
Total Common Stock
(Cost $72,663,805)
94,643,613
40.9
EXCHANGE-TRADED FUNDS : 0.3%
2,251  iShares MSCI EAFE
Value ETF
122,455
0.1
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: (continued)
2,674  iShares Russell 1000
Value ETF
$ 478,940
0.2
601,395
0.3
Total Exchange-Traded
Funds
(Cost $560,603)
601,395
0.3
MUTUAL FUNDS : 2.2%
Affiliated Investment Companies : 2.2%
183,037  Voya VACS Series
EMHCD Fund
1,927,376
0.8
313,693  Voya VACS Series HYB
Fund
3,212,213
1.4
5,139,589
2.2
Total Mutual Funds
(Cost $4,970,713)
5,139,589
2.2
PREFERRED STOCK : 0.3%
Consumer Staples : 0.0%
900
Henkel AG & Co. KGaA
72,339
0.0
U.S. Government Agency Obligations : 0.3%
50
(9)
Federal National
Mortgage Association
597,500
0.3
Total Preferred Stock
(Cost $4,162,823)
669,839
0.3
PURCHASED OPTIONS
(10)
: 0.0%
Total Purchased
Options
(Cost $322,627)
81,298
0.0
Total Long-Term
Investments
(Cost $212,821,182)
223,081,600
96.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.2%
Repurchase Agreements : 2.5%
1,363,944
(11)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,364,741,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.657%, Market Value
plus accrued interest
$1,391,223, due
09/01/28-03/20/72)
1,363,944
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,363,944
(11)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,364,742,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-5.500%, Market
Value plus accrued
interest $1,391,223, due
01/01/39-11/01/52)
$ 1,363,944
0.6
1,363,944
(11)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,364,739,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,391,224, due
01/01/28-07/15/58)
1,363,944
0.6
251,105
(11)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.280%,
due 04/01/2024
(Repurchase Amount
$251,250, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $256,127, due
04/04/24-02/01/54)
251,105
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,363,944
(11)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,364,742,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.500%, Market
Value plus accrued
interest $1,391,223, due
09/01/29-04/01/54)
$ 1,363,944
0.6
Total Repurchase
Agreements
(Cost $5,706,881)
5,706,881
2.5
Commercial Paper : 3.6%
500,000  American Electric
Power Co., Inc.,
8.850
%,
04/05/2024 499,396
0.2
1,000,000  American Honda
Finance Corp.,
11.010
%,
04/03/2024 999,098
0.4
1,700,000  Consolidated Edison,
Inc.,
7.630
%,
04/08/2024 1,697,168
0.7
400,000  Consolidated Edison,
Inc.,
13.800
%,
04/02/2024 399,698
0.2
2,000,000  CVS Caremark,
21.960
%,
04/01/2024 1,998,801
0.9
425,000  Dominion Energy, Inc.,
13.750
%,
04/02/2024 424,681
0.2
500,000  Enbridge (US) Inc.,
6.280
%,
05/07/2024 496,844
0.2
500,000
Entergy Corp.,
6.070
%,
05/15/2024 496,295
0.2
1,000,000
HP, Inc.,
6.770
%,
04/17/2024 996,955
0.4
500,000  Verizon Global,
22.080
%,
04/01/2024 499,699
0.2
Total Commercial Paper
(Cost $8,513,798)
8,508,635
3.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
168,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $168,000) $ 168,000 0.1
Total Short-Term
Investments
(Cost $14,388,679)
$ 14,383,516
6.2
Total Investments in
Securities
(Cost $227,209,861) $ 237,465,116 102.6
Liabilities in Excess of
Other Assets
(6,176,864) (2.6)
Net Assets $ 231,288,252 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Security, or a portion of the security, is on loan.
(5)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(6)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)
Defaulted security.
(8)
Non-income producing security.
(9)
Preferred Stock may be called prior to convertible date.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of March 31, 2024.
Currency Abbreviations:
BRL Brazilian Real
CHF Swiss Franc
EUR EU Euro
MXN Mexican Peso
ZAR South African Rand
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 7,870,534 $ 487,088 $ — $ 8,357,622
Consumer Discretionary 8,102,595 564,413 — 8,667,008
Consumer Staples 5,252,080 556,661 — 5,808,741
Energy 3,128,569 611,855 — 3,740,424
Financials 10,644,559 2,638,551 — 13,283,110
Health Care 12,040,472 943,168 — 12,983,640
Industrials 8,716,940 1,404,566 — 10,121,506
Information Technology 23,230,295 102,712 — 23,333,007
Materials 2,023,906 675,684 — 2,699,590
Real Estate 1,960,886 286,586 — 2,247,472
Utilities 2,825,459 576,034 — 3,401,493
Total Common Stock 85,796,295 8,847,318 — 94,643,613
Collateralized Mortgage Obligations — 36,190,906 — 36,190,906
Corporate Bonds/Notes — 26,906,148 — 26,906,148
Commercial Mortgage-Backed Securities — 25,312,254 — 25,312,254
Asset-Backed Securities — 19,260,599 — 19,260,599
U.S. Treasury Obligations — 9,819,026 — 9,819,026
Mutual Funds 5,139,589 — — 5,139,589
Sovereign Bonds — 4,456,933 — 4,456,933
Preferred Stock — 669,839 — 669,839
Exchange-Traded Funds 601,395 — — 601,395
Purchased Options — 81,298 — 81,298
Short-Term Investments 168,000 14,215,516 — 14,383,516
Total Investments, at fair value $ 91,705,279 $ 145,759,837 $ — $ 237,465,116
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 380 — 380
Forward Foreign Currency Contracts — 673,119 — 673,119
Forward Premium Swaptions — 89,264 — 89,264
Futures 32,105 — — 32,105
Total Assets $ 91,737,384 $ 146,522,600 $ — $ 238,259,984
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (185,324) $ — $ (185,324)
Forward Foreign Currency Contracts — (761,302) — (761,302)
Forward Premium Swaptions — (18,753) — (18,753)
Futures (209,592) — — (209,592)
OTC volatility swaps — (3,919) — (3,919)
Written Options — (192,704) — (192,704)
Total Liabilities $ (209,592) $ (1,162,002) $ — $ (1,371,594)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 1,879,184 $ 29,734 $ — $ 18,458 $ 1,927,376 $ 29,736 $ — $ —
Voya VACS Series HYB Fund
3,169,636 60,946 — (18,369) 3,212,213 60,951 — —
$ 5,048,820 $ 90,680 $ — $ 89 $ 5,139,589 $ 90,687 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2024, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 747,290 NOK 7,873,236 Bank of America N.A. 04/12/24 $ 21,894
USD 464,052 CHF 401,273 Bank of America N.A. 04/12/24 18,614
USD 360,483 NOK 3,769,172 Bank of America N.A. 04/12/24 13,212
USD 628,620 CAD 847,224 Bank of America N.A. 04/12/24 3,063
AUD 546,207 USD 353,094 Bank of America N.A. 04/12/24 2,943
USD 234,752 AUD 356,495 Bank of America N.A. 04/12/24 2,376
GBP 914,801 USD 1,152,588 Bank of America N.A. 04/12/24 2,090
USD 385,864 CAD 520,269 Bank of America N.A. 04/12/24 1,718
USD 442,665 CAD 598,227 Bank of America N.A. 04/12/24 958
USD 280,943 GBP 222,355 Bank of America N.A. 04/12/24 283
USD 177,139 EUR 163,867 Bank of America N.A. 04/12/24 280
USD 508,580 AUD 780,043 Bank of America N.A. 04/12/24 120
USD 842,727 GBP 667,635 Bank of America N.A. 04/12/24 26
EUR 32,021 USD 34,837 Bank of America N.A. 04/12/24 (278)
USD 498,629 EUR 462,316 Bank of America N.A. 04/12/24 (341)
EUR 206,807 USD 224,912 Bank of America N.A. 04/12/24 (1,707)
CAD 694,576 USD 516,297 Bank of America N.A. 04/12/24 (3,450)
EUR 1,029,762 USD 1,115,525 Bank of America N.A. 04/12/24 (4,118)
CAD 1,281,484 USD 950,528 Bank of America N.A. 04/12/24 (4,331)
CAD 714,487 USD 532,031 Bank of America N.A. 04/12/24 (4,483)
EUR 447,585 USD 487,998 Bank of America N.A. 04/12/24 (4,926)
USD 947,777 EUR 882,810 Bank of America N.A. 04/12/24 (5,025)
AUD 1,063,424 USD 699,108 Bank of America N.A. 04/12/24 (5,929)
NZD 634,598 USD 388,234 Bank of America N.A. 04/12/24 (9,088)
CHF 220,530 USD 257,812 Bank of America N.A. 04/12/24 (13,010)
SEK 4,290,735 USD 414,221 Bank of America N.A. 04/12/24 (13,207)
CHF 266,414 USD 309,413 Bank of America N.A. 04/12/24 (13,677)
CHF 494,630 USD 564,245 Bank of America N.A. 04/12/24 (15,174)
NZD 2,286,333 USD 1,395,980 Bank of America N.A. 04/12/24 (29,991)
JPY 22,572,237 USD 151,309 Bank of Montreal 04/12/24 (1,971)
USD 376,898 SEK 3,931,243 Barclays Bank PLC 04/12/24 9,483
USD 858,044 CHF 730,953 BNP Paribas 04/12/24 46,640
USD 1,166,313 NOK 12,167,189 BNP Paribas 04/12/24 45,297
USD 1,070,385 JPY 156,928,614 BNP Paribas 04/12/24 32,147
USD 952,698 NZD 1,563,961 BNP Paribas 04/12/24 18,296
USD 493,356 NOK 5,176,572 BNP Paribas 04/12/24 16,416
USD 1,104,439 NZD 1,821,885 BNP Paribas 04/12/24 15,939
USD 880,722 NZD 1,455,761 BNP Paribas 04/12/24 10,965
USD 444,159 NOK 4,715,520 BNP Paribas 04/12/24 9,698
USD 390,306 CHF 344,103 BNP Paribas 04/12/24 8,330
USD 623,427 SEK 6,595,259 BNP Paribas 04/12/24 7,031
USD 177,358 SEK 1,837,304 BNP Paribas 04/12/24 5,643
USD 104,455 SEK 1,084,672 BNP Paribas 04/12/24 3,081
USD 1,599,900 CAD 2,163,271 BNP Paribas 04/12/24 2,626

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 484,338 AUD 740,186 BNP Paribas 04/12/24 $ 1,857
GBP 602,152 USD 758,471 BNP Paribas 04/12/24 1,575
GBP 499,555 USD 629,480 BNP Paribas 04/12/24 1,067
USD 598,645 AUD 917,057 BNP Paribas 04/12/24 873
USD 254,491 GBP 200,991 BNP Paribas 04/12/24 797
AUD 492,925 USD 320,581 BNP Paribas 04/12/24 725
CAD 135,424 USD 100,353 BNP Paribas 04/12/24 (362)
AUD 240,459 USD 157,222 BNP Paribas 04/12/24 (482)
AUD 359,354 USD 234,834 BNP Paribas 04/12/24 (593)
AUD 876,822 USD 572,801 BNP Paribas 04/12/24 (1,256)
AUD 546,576 USD 358,156 BNP Paribas 04/12/24 (1,878)
CAD 917,093 USD 680,336 BNP Paribas 04/12/24 (3,191)
GBP 538,283 USD 683,082 BNP Paribas 04/12/24 (3,651)
AUD 406,294 USD 268,663 BNP Paribas 04/12/24 (3,826)
CAD 941,508 USD 702,124 BNP Paribas 04/12/24 (6,952)
EUR 1,388,804 USD 1,506,320 BNP Paribas 04/12/24 (7,405)
SEK 3,015,958 USD 292,232 BNP Paribas 04/12/24 (10,360)
NZD 1,262,491 USD 765,171 BNP Paribas 04/12/24 (10,885)
NZD 918,714 USD 564,106 BNP Paribas 04/12/24 (15,213)
JPY 75,769,974 USD 516,879 BNP Paribas 04/12/24 (15,586)
CHF 625,744 USD 710,970 BNP Paribas 04/12/24 (16,354)
NOK 13,846,399 USD 1,322,298 BNP Paribas 04/12/24 (46,569)
USD 317,693 BRL 1,580,064 Citibank N.A. 04/26/24 3,412
USD 1,090,232 ZAR 20,873,700 Citibank N.A. 04/26/24 (9,757)
USD 917,169 NZD 1,495,112 Goldman Sachs International 04/12/24 23,902
USD 646,329 NOK 6,785,401 Goldman Sachs International 04/12/24 21,160
USD 1,343,875 JPY 200,110,379 Goldman Sachs International 04/12/24 19,946
USD 458,580 CHF 398,806 Goldman Sachs International 04/12/24 15,880
USD 2,447,358 EUR 2,256,719 Goldman Sachs International 04/12/24 11,716
USD 527,913 NZD 869,187 Goldman Sachs International 04/12/24 8,610
GBP 958,856 USD 1,207,255 Goldman Sachs International 04/12/24 3,029
USD 257,520 GBP 201,965 Goldman Sachs International 04/12/24 2,596
USD 218,959 JPY 32,745,061 Goldman Sachs International 04/12/24 2,318
USD 233,812 EUR 215,326 Goldman Sachs International 04/12/24 1,415
USD 1,109,142 GBP 877,727 Goldman Sachs International 04/12/24 1,259
CAD 1,051,892 USD 775,603 Goldman Sachs International 04/12/24 1,072
EUR 249,152 USD 268,535 Goldman Sachs International 04/12/24 371
USD 516,632 AUD 794,803 Goldman Sachs International 04/12/24 (1,450)
GBP 411,251 USD 521,974 Goldman Sachs International 04/12/24 (2,886)
CAD 1,097,545 USD 816,049 Goldman Sachs International 04/12/24 (5,665)
NZD 350,291 USD 216,983 Goldman Sachs International 04/12/24 (7,698)
NOK 3,793,126 USD 359,745 Goldman Sachs International 04/12/24 (10,268)
JPY 111,336,442 USD 748,178 Goldman Sachs International 04/12/24 (11,577)
CHF 364,627 USD 416,396 Goldman Sachs International 04/12/24 (11,636)
NZD 719,741 USD 442,026 Goldman Sachs International 04/12/24 (12,011)
CHF 406,069 USD 463,295 Goldman Sachs International 04/12/24 (12,533)
NOK 5,023,893 USD 477,449 Goldman Sachs International 04/12/24 (14,575)
NOK 4,504,788 USD 432,247 Goldman Sachs International 04/12/24 (17,202)
NZD 851,022 USD 526,859 Goldman Sachs International 04/12/24 (18,409)
JPY 163,665,616 USD 1,130,193 Goldman Sachs International 04/12/24 (47,383)
USD 1,721,084 CHF 1,509,950 Morgan Stanley Capital Services LLC 04/12/24 44,943
USD 1,369,289 NOK 14,475,324 Morgan Stanley Capital Services LLC 04/12/24 35,615
USD 949,127 JPY 141,586,193 Morgan Stanley Capital Services LLC 04/12/24 12,394
USD 375,524 SEK 3,968,033 Morgan Stanley Capital Services LLC 04/12/24 4,670
USD 110,772 SEK 1,141,007 Morgan Stanley Capital Services LLC 04/12/24 4,133
USD 585,596 CAD 788,259 Morgan Stanley Capital Services LLC 04/12/24 3,576
USD 138,904 SEK 1,449,333 Morgan Stanley Capital Services LLC 04/12/24 3,449
EUR 826,105 USD 890,890 Morgan Stanley Capital Services LLC 04/12/24 712
USD 101,765 CAD 136,982 Morgan Stanley Capital Services LLC 04/12/24 623
USD 1,443,401 GBP 1,143,081 Morgan Stanley Capital Services LLC 04/12/24 584
USD 363,826 GBP 288,177 Morgan Stanley Capital Services LLC 04/12/24 84
EUR 15,974 USD 17,496 Morgan Stanley Capital Services LLC 04/12/24 (255)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 123,977 USD 134,284 Morgan Stanley Capital Services LLC 04/12/24 $ (477)
AUD 1,707,895 USD 1,114,368 Morgan Stanley Capital Services LLC 04/12/24 (1,100)
USD 636,993 EUR 591,339 Morgan Stanley Capital Services LLC 04/12/24 (1,230)
NOK 1,295,109 USD 121,431 Morgan Stanley Capital Services LLC 04/12/24 (2,107)
SEK 2,048,243 USD 196,147 Morgan Stanley Capital Services LLC 04/12/24 (4,717)
SEK 1,523,460 USD 147,273 Morgan Stanley Capital Services LLC 04/12/24 (4,890)
SEK 2,981,968 USD 284,143 Morgan Stanley Capital Services LLC 04/12/24 (5,447)
JPY 112,921,895 USD 755,631 Morgan Stanley Capital Services LLC 04/12/24 (8,541)
CHF 658,382 USD 750,522 Morgan Stanley Capital Services LLC 04/12/24 (19,676)
NOK 13,390,688 USD 1,264,836 Morgan Stanley Capital Services LLC 04/12/24 (31,093)
CHF 1,188,849 USD 1,376,340 Morgan Stanley Capital Services LLC 04/12/24 (56,642)
USD 490,521 JPY 71,453,847 Standard Chartered Bank 04/12/24 17,783
USD 210,632 CHF 180,196 Standard Chartered Bank 04/12/24 10,604
USD 290,522 NZD 476,031 Standard Chartered Bank 04/12/24 6,113
USD 197,851 SEK 2,054,804 Standard Chartered Bank 04/12/24 5,808
USD 322,474 AUD 491,516 Standard Chartered Bank 04/12/24 2,086
GBP 204,460 USD 256,846 Standard Chartered Bank 04/12/24 1,228
EUR 8,983 USD 9,746 Standard Chartered Bank 04/12/24 (51)
JPY 15,184,961 USD 101,678 Standard Chartered Bank 04/12/24 (1,215)
EUR 213,255 USD 231,989 Standard Chartered Bank 04/12/24 (1,826)
GBP 414,312 USD 525,295 Standard Chartered Bank 04/12/24 (2,344)
CHF 113,214 USD 129,330 Standard Chartered Bank 04/12/24 (3,655)
JPY 20,482,353 USD 139,251 Standard Chartered Bank 04/12/24 (3,740)
JPY 29,825,549 USD 201,514 Standard Chartered Bank 04/12/24 (4,188)
USD 536,798 CHF 458,200 State Street Bank and Trust Co. 04/12/24 28,167
USD 387,000 NZD 624,614 State Street Bank and Trust Co. 04/12/24 13,819
USD 366,878 CHF 318,548 State Street Bank and Trust Co. 04/12/24 13,269
USD 598,352 AUD 905,048 State Street Bank and Trust Co. 04/12/24 8,408
USD 357,968 SEK 3,747,627 State Street Bank and Trust Co. 04/12/24 7,713
USD 480,909 CAD 643,361 State Street Bank and Trust Co. 04/12/24 5,877
USD 323,754 NZD 532,122 State Street Bank and Trust Co. 04/12/24 5,833
USD 709,895 GBP 558,091 State Street Bank and Trust Co. 04/12/24 5,463
USD 417,831 CAD 559,172 State Street Bank and Trust Co. 04/12/24 4,961
USD 70,883 NZD 115,637 State Street Bank and Trust Co. 04/12/24 1,794
USD 256,976 EUR 237,768 State Street Bank and Trust Co. 04/12/24 357
USD 493,045 GBP 390,386 State Street Bank and Trust Co. 04/12/24 294
USD 919,710 CAD 1,245,623 State Street Bank and Trust Co. 04/12/24 (9)
EUR 537,646 USD 581,044 State Street Bank and Trust Co. 04/12/24 (771)
USD 274,959 EUR 255,644 State Street Bank and Trust Co. 04/12/24 (954)
CAD 663,450 USD 491,769 State Street Bank and Trust Co. 04/12/24 (1,904)
USD 822,427 AUD 1,265,947 State Street Bank and Trust Co. 04/12/24 (2,763)
SEK 1,789,572 USD 171,364 State Street Bank and Trust Co. 04/12/24 (4,110)
SEK 3,167,942 USD 301,510 State Street Bank and Trust Co. 04/12/24 (5,433)
NOK 1,988,306 USD 190,549 State Street Bank and Trust Co. 04/12/24 (7,358)
JPY 50,940,475 USD 344,467 State Street Bank and Trust Co. 04/12/24 (7,446)
SEK 2,732,877 USD 263,268 State Street Bank and Trust Co. 04/12/24 (7,852)
NZD 484,829 USD 299,162 State Street Bank and Trust Co. 04/12/24 (9,497)
SEK 4,268,767 USD 408,661 State Street Bank and Trust Co. 04/12/24 (9,700)
NZD 635,999 USD 390,345 State Street Bank and Trust Co. 04/12/24 (10,362)
NZD 815,943 USD 503,538 State Street Bank and Trust Co. 04/12/24 (16,046)
NOK 11,092,956 USD 1,048,846 State Street Bank and Trust Co. 04/12/24 (26,804)
USD 2,048 DKK 14,104 The Bank of New York Mellon 04/02/24 8
USD 684 AUD 1,050 The Bank of New York Mellon 04/02/24 1
USD 362 AUD 556 The Bank of New York Mellon 04/02/24 —
USD 241 AUD 371 The Bank of New York Mellon 04/02/24 —
USD 388 AUD 595 The Bank of New York Mellon 04/02/24 —
USD 2,725 AUD 4,183 The Bank of New York Mellon 04/02/24 (1)
USD 2,627 GBP 2,083 The Bank of New York Mellon 04/02/24 (2)
USD 2,522 GBP 2,000 The Bank of New York Mellon 04/02/24 (2)
USD 3,085 AUD 4,739 The Bank of New York Mellon 04/02/24 (3)
USD 904 AUD 1,386 The Bank of New York Mellon 04/03/24 1
USD 24 CHF 22 The Bank of New York Mellon 04/03/24 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 38 CHF 34 The Bank of New York Mellon 04/03/24 $ —
USD 695 CHF 627 The Bank of New York Mellon 04/03/24 (1)
USD 814 CHF 738 The Bank of New York Mellon 04/03/24 (4)
USD 3,278 AUD 5,054 The Bank of New York Mellon 04/03/24 (16)
USD 1,406,419 MXN 24,114,749 Wells Fargo 04/26/24 (38,751)
$ (88,183)
At March 31, 2024, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 391 06/28/24 $ 79,953,391 $ (28,052)
U.S. Treasury 5-Year Note 352 06/28/24 37,669,500 32,105
$ 117,622,891 $ 4,053
Short Contracts:
U.S. Treasury 10-Year Note (44) 06/18/24 (4,875,062) (2,447)
U.S. Treasury Long Bond (58) 06/18/24 (6,985,375) (107,062)
U.S. Treasury Ultra 10-Year Note (87) 06/18/24 (9,971,016) (45,329)
U.S. Treasury Ultra Long Bond (17) 06/18/24 (2,193,000) (26,702)
$ (24,024,453) $ (181,540)
At March 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Overnight Brazil Interbank Deposit Annual 9.693 % Annual 01/02/26 BRL 15,610,315 $ (11,774) $ (11,774)
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 Monthly 07/20/28 MXN 30,918,000 (32,480) (32,480)
Pay 28-day MXN TIIE-BANXICO Monthly 9.310 Monthly 02/03/27 MXN 31,657,000 132 132
Pay 1-day Secured Overnight Financing Rate Annual 3.610 Annual 04/30/54 USD 271,000 248 248
Pay 1-day Secured Overnight Financing Rate Annual 3.393 Annual 08/25/24 USD 16,000,000 (130,343) (130,343)
Receive 28-day MXN TIIE-BANXICO Monthly 8.960 Monthly 11/03/33 MXN 12,760,000 (10,727) (10,727)
$ (184,944) $ (184,944)
At March 31, 2024, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.187% BNP Paribas 09/13/24 USD 11,000 $ (1,362) $ (1,362)
Receive
GBP vs. USD Spot Exchange
Rate 6.625% BNP Paribas 09/17/24 USD 6,000 (596) (596)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% Deutsche Bank AG 09/13/24 USD 11,000 (1,501) (1,501)
Receive
GBP vs. USD Spot Exchange
Rate 6.600% Deutsche Bank AG 09/17/24 USD 6,000 (449) (449)
Receive
GBP vs. USD Spot Exchange
Rate 6.525% Goldman Sachs International 09/17/24 USD 6,000 (11) (11)
$ (3,919) $ (3,919)
(1)
Payments made at maturity date.
At March 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put CHF Morgan Stanley Capital Services LLC 04/05/24 165.000 CHF 1,348,000 $ 16,522 $ 774
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 855,000 42,408 412
Call USD vs. Put EUR BNP Paribas 06/13/24 1.040 USD 114,000 14,247 6,907
Call USD vs. Put EUR Morgan Stanley Capital Services LLC 05/31/24 1.040 USD 5,235,681 7,974 3,479

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put EUR Morgan Stanley Capital Services LLC 05/31/24 1.044 USD 5,235,681 $ 10,585 $ 4,550
Call USD vs. Put GBP Standard Chartered Bank 05/02/24 1.250 USD 1,455,000 14,892 4,847
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 1,118,300 19,906 18,952
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 1,118,300 21,337 18,951
Call USD vs. Put JPY Goldman Sachs International 11/26/25 165.000 USD 228,000 14,364 16,156
Put EUR vs. Call BRL Bank of America N.A. 06/12/24 5.400 EUR 1,328,000 5,658 6,268
$ 167,893 $ 81,296
At March 31, 2024, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call EUR vs. Put BRL Bank of America N.A. 09/12/24 5.750 EUR 1,348,000 $ 22,607 $ (19,940)
Call JPY vs. Put CHF Morgan Stanley Capital Services LLC 04/05/24 160.000 CHF 1,348,000 7,343 (51)
Call USD vs. Put EUR BNP Paribas 05/31/24 1.088 USD 654,460 8,612 (7,567)
Call USD vs. Put GBP Standard Chartered Bank 05/02/24 1.230 USD 1,455,000 8,054 (1,244)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 1,118,300 31,670 (34,182)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 1,118,300 30,641 (34,182)
Put EUR vs. Call BRL Bank of America N.A. 09/12/24 5.250 EUR 1,348,000 12,420 (10,265)
$ 121,347 $ (107,431)
At March 31, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Bank of America
N.A. Receive 2.200%
1-day Secured Overnight
Financing Rate 04/25/24 USD 2,724,000 $ 31,598 $ —
Call on 10-Year Interest
Rate Swap
(1)
Bank of America
N.A. Receive 2.200%
1-day Secured Overnight
Financing Rate 04/25/24 USD 8,173,000 93,172 —
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.208%
1-day Secured Overnight
Financing Rate 05/09/24 USD 2,724,000 29,964 2
$ 154,734 $ 2
At March 31, 2024, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Mizuho Capital
Markets LLC Pay 3.675%
1-day Secured Overnight
Financing Rate 04/26/24 USD 1,693,000 $ 27,156 $ (37,600)
Put on 10-Year Interest
Rate Swap
(1)
Bank of America N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 04/25/24 USD 8,173,000 90,720 (16,780)
Put on 10-Year Interest
Rate Swap
(1)
Bank of America N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 04/25/24 USD 2,724,000 31,598 (5,592)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/09/24 USD 2,724,000 29,964 (9,096)
Put on 10-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.675%
1-day Secured Overnight
Financing Rate 04/26/24 USD 1,693,000 27,156 (16,205)
$ 206,594 $ (85,273)
At March 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Goldman Sachs
International 2.500% Receive 6-month EUR-EURIBOR 02/20/26 EUR 2,230,000 $ (217,608) $ (6,795)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 1,676,000 (293,300) 21,540
Put on 10-Year
Interest Rate Swap
Goldman Sachs
International 2.500% Pay 6-month EUR-EURIBOR 02/20/26 EUR 2,230,000 (217,609) (11,958)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 4,989,400 (898,092) 45,177
$ (1,626,609) $ 47,964

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
At March 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 3.800% Pay
1-day Secured Overnight
Financing Rate 02/20/26 USD 2,230,000 $ 116,852 $ 2,154
Put on 10-Year
Interest Rate Swap Bank of America N.A. 3.800% Receive
1-day Secured Overnight
Financing Rate 02/20/26 USD 2,230,000 109,939 20,393
$ 226,791 $ 22,547
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
Currency Abbreviations:
MXN
—
Mexican Peso
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
SEK
—
Swedish Krona
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 24,949,223
Gross Unrealized Depreciation (14,693,968)
Net Unrealized Appreciation $ 10,255,255